Cash Flows (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Non-Cash Investing and Financing Activities and Supplemental Data
During 2010, 2009 and 2008, the Company's non-cash investing and financing activities and other supplemental data were as follows:

	Years Ended December 31,
	2010	2009	2008
Non-Cash Investing and Financing Activities:

Cablevision and CSC Holdings:
Continuing Operations:
Redemption of collateralized indebtedness with related equity derivative contracts	23,226	78,398	11,587
Capital lease obligations	684	-	-
Leasehold improvements paid by landlord	-	361	913
Capitalized share-based compensation	620	794	-
Distribution of Madison Square Garden	1,115,873	-	-

Non-Cash Financing Activities of Cablevision:
Continuing Operations:
Dividends payable on unvested restricted share awards	4,261	3,941	1,294

Non-Cash Investing Activity of CSC Holdings:
Continuing Operations:
Contribution of 8% senior notes due 2012 from Cablevision	-	-	650,000
Gain on redemption of Cablevision notes held by Newsday Holdings LLC recognized in equity	87,090	-	-

Supplemental Data:
Cash interest paid - continuing operations (Cablevision)	663,853	633,308	666,199
Cash interest paid - continuing operations (CSC Holdings)	495,188	533,592	543,559
Cash interest paid - discontinued operations (Cablevision and CSC Holdings)	72,893	76,679	92,869
Income taxes paid, net - continuing operations (Cablevision and CSC Holdings)	31,391	15,476	10,210
Income taxes paid, net - discontinued operations (Cablevision and CSC Holdings)	5,217	3,762	3,258